INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - GEOGRAPHIC DISTRIBUTION (Details 1) (MSRs)	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Total outstanding (percent)	100.00%	100.00%	[1]	100.00%	[1]
California
Total outstanding (percent)	30.30%	32.00%	[1]	19.40%	[1]
Florida
Total outstanding (percent)	10.10%	10.10%	[1]	11.10%	[1]
New York
Total outstanding (percent)	4.70%	4.30%	[1]
Texas
Total outstanding (percent)	4.20%	3.60%	[1]	6.70%	[1]
Washington
Total outstanding (percent)	4.10%	4.30%	[1]	3.20%	[1]
Arizona
Total outstanding (percent)	3.70%	3.90%	[1]	4.80%	[1]
Maryland
Total outstanding (percent)	3.60%	3.40%	[1]	3.10%	[1]
Colorado
Total outstanding (percent)	3.30%	3.50%	[1]
New Jersey
Total outstanding (percent)	3.30%	3.10%	[1]	3.10%	[1]
Virginia
Total outstanding (percent)	3.10%	3.00%	[1]	3.50%	[1]
Other US Locations
Total outstanding (percent)	29.60%	2.88%	[1]	39.40%	[1]
Illinois
Total outstanding (percent)				3.00%	[1]
Nevada
Total outstanding (percent)				2.70%	[1]

[1]	(A) Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.